CONDENSED BALANCE SHEETS (Q1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 17, 2020	Jun. 22, 2020
Current assets
Cash	$ 826,465	$ 1,287,234
Prepaid expenses	287,261	273,852
Total Current Assets	1,113,726	1,561,086
Cash and marketable securities held in Trust Account	230,090,636	230,053,249		$ 230,000,000
Total Assets	231,204,362	231,614,335
Current Liabilities
Accrued expenses	3,456,217	298,328
Accrued offering costs	0	17,000
Total Current Liabilities	3,456,217	315,328
Warrant liability	18,462,000	23,530,000	$ 16,109,000	16,290,000
Deferred underwriting fee payable	8,050,000	8,050,000
Total Liabilities	29,968,217	31,895,328	24,210,692	24,869,943
Commitments and contingencies
Class A common stock subject to possible redemption, 19,623,614 and 19,471,900 shares at March 31, 2021 and December 31, 2020 at $10.00 per share, respectively	196,236,140	194,719,000	202,537,030	202,384,370
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital	11,729,141	13,246,266	5,428,314	5,580,973
Accumulated deficit	(6,730,049)	(8,247,187)	(429,155)	(581,818)
Total Stockholders' Equity	5,000,005	5,000,007	5,000,009	5,000,006	$ 0
Total Liabilities and Stockholders' Equity	231,204,362	231,614,335
Class A Common Stock [Member]
Stockholders' Equity
Common stock	338	353	$ 275	$ 276
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 575	$ 575